SHARE-BASED COMPENSATION (Summary Of Information With Respect To Share Options Outstanding) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Options outstanding
Number outstanding (in shares) | shares	141,481,616
Weighted average intrinsic value | $	$ 30,503
Options exercisable
Number of exercisable (in shares) | shares	106,073,940
Weighted average intrinsic value | $	$ 22,903
Range of exercise price from $0.08-$0.18 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.08
High end of range of exercise prices (in dollars per share)	$ 0.18
Options outstanding
Number outstanding (in shares) | shares	442,515
Weighted average remaining contractual life	1 year 7 months 13 days
Weighted average exercise price (in dollars per share)	$ 0.18
Weighted average intrinsic value | $	$ 227
Options exercisable
Number of exercisable (in shares) | shares	442,455
Weighted average remaining contractual life	1 year 7 months 13 days
Weighted average exercise price (in dollars per share)	$ 0.18
Weighted average intrinsic value | $	$ 227
Range of exercise price from $0.3-$0.48 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.3
High end of range of exercise prices (in dollars per share)	$ 0.48
Options outstanding
Number outstanding (in shares) | shares	141,039,101
Weighted average remaining contractual life	6 years 4 months 24 days
Weighted average exercise price (in dollars per share)	$ 0.48
Weighted average intrinsic value | $	$ 30,276
Options exercisable
Number of exercisable (in shares) | shares	105,631,485
Weighted average remaining contractual life	5 years 11 months 16 days
Weighted average exercise price (in dollars per share)	$ 0.48
Weighted average intrinsic value | $	$ 22,676